Business Acquisition - Summary of Purchase Price Allocation (Details) - XRM Vision Inc. - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 01, 2024
Disclosure of detailed information about business combination [line items]
Cash	$ 995	$ 995
Accounts receivable and other receivables	3,539	3,539
Unbilled revenues	110	110
Tax credits receivable	467	1,483
Prepaids	207	207
Current assets	5,318	6,334
Tax credits receivable	275	0
Property and equipment	60	73
Right-of-use assets	54	54
Intangibles (note 8)	9,700	9,711
Goodwill (note 9)	14,662	18,608
Total assets acquired	30,069	34,780
Accounts payable and accrued liabilities	2,829	2,829
Deferred revenue	351	351
Current portion of lease liabilities	106	106
Current portion of long-term debt	511	511
Current liabilities	3,797	3,797
Lease liabilities	34	34
Long-term debt	318	318
Deferred tax liabilities	2,410	2,715
Total liabilities assumed	6,559	6,864
Identifiable assets acquired (liabilities assumed)	23,510	$ 27,916
Adjustments
Disclosure of detailed information about business combination [line items]
Tax credits receivable	(1,016)
Current assets	(1,016)
Tax credits receivable	275
Property and equipment	(13)
Intangibles (note 8)	(11)
Goodwill (note 9)	(3,946)
Total assets acquired	(4,711)
Deferred tax liabilities	(305)
Total liabilities assumed	(305)
Identifiable assets acquired (liabilities assumed)	$ (4,406)